Inventories (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Inventories
Crude oil and other raw materials	R 3,938	R 4,308
Process material	1,890	1,873
Maintenance materials	5,940	5,156
Work in progress	2,578	2,714
Manufactured products	15,087	15,070
Consignment Inventory	213	243
Total inventories	R 29,646	R 29,364